FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($) segment	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Operating segment
Number of operating segments | segment	4
Softdrinks		$ 1,346,408,886	$ 1,110,501,373
Other beverages		853,922,089	580,474,033
Packaging		16,401,618	7,305,831
Revenues from ordinary activities	$ 2,656,878,395	2,216,732,593	1,698,281,237
Cost of sales	(1,628,701,823)	(1,375,392,773)	(1,022,498,659)
Distribution expenses	(253,514,676)	(199,952,373)	(152,532,018)
Administrative expenses	(429,517,716)	(348,949,863)	(283,638,935)
Financial income	39,722,410	7,791,869	14,945,879
Financial expenses	(59,547,953)	(52,992,456)	(54,772,837)
Net financial costs	(19,825,543)	(45,200,587)	(39,826,958)
Share of entity in income of associates accounted for using the equity method, total	1,409,069	3,093,102	2,228,763
Income tax expense	(104,344,638)	(46,177,320)	(54,905,399)
Oher income (expenses)	(93,924,081)	(47,121,111)	(23,990,711)
Net Income	128,458,987	157,031,668	123,117,320
Depreciation and amortization	119,365,431	104,775,303	110,920,517
Current assets	1,161,729,392	990,986,123	797,297,716
Non-current assets	1,848,971,215	1,955,120,524	1,650,766,684
Total assets	3,010,700,607	2,946,106,647	2,448,064,400
Carrying amount in associates accounted for using the equity method, total	92,344,598	91,489,194	87,956,354
Segment disbursements of non-monetary assets	186,702,179	138,856,157	85,874,958
Current liabilities	949,245,134	529,567,279	378,056,186
Non-current liabilities	1,178,052,821	1,315,125,809	1,238,447,623
Segment liabilities, total	2,127,297,955	1,844,693,088	1,616,503,809
Cash flows (used in) provided by in Operating Activities	397,452,424	305,054,983	278,768,998
Cash flows (used in) provided by Investing Activities	(85,168,471)	(198,252,680)	(223,878,758)
Cash flows (used in) provided by Financing Activities	(286,963,382)	(115,319,514)	113,040,961
Geography Eliminations
Operating segment
Softdrinks		(904,603)	(578,764)
Other beverages	(639)	(587)	(359,666)
Packaging		(3,087,340)	(1,585,729)
Revenues from ordinary activities	(4,690,725)	(3,992,530)	(2,524,159)
Cost of sales	4,690,725	3,992,530	2,524,159
Chile operation | Operating segments
Operating segment
Softdrinks		480,157,607	407,191,500
Other beverages		495,138,445	237,570,385
Revenues from ordinary activities	1,123,665,196	975,296,052	644,761,885
Cost of sales	(743,226,587)	(630,862,197)	(392,720,439)
Distribution expenses	(94,155,809)	(78,995,679)	(59,897,972)
Administrative expenses	(165,139,607)	(142,762,661)	(112,306,460)
Financial income	18,783,930	(2,936,819)	6,437,945
Financial expenses	(28,065,600)	(27,669,541)	(23,938,992)
Net financial costs	(9,281,670)	(30,606,360)	(17,501,047)
Share of entity in income of associates accounted for using the equity method, total	1,743,656	2,799,437	1,248,478
Income tax expense	(38,497,541)	(15,756,620)	(23,057,195)
Oher income (expenses)	(83,536,145)	(29,072,689)	(21,231,223)
Net Income	(8,428,507)	50,039,283	19,296,027
Depreciation and amortization	40,714,017	38,189,190	50,271,626
Current assets	564,695,230	626,277,188	532,713,969
Non-current assets	762,292,569	739,113,114	636,275,547
Total assets	1,326,987,799	1,365,390,302	1,168,989,516
Carrying amount in associates accounted for using the equity method, total	53,869,983	52,519,831	50,628,307
Segment disbursements of non-monetary assets	85,998,605	53,513,835	41,114,189
Current liabilities	629,575,497	283,835,866	198,669,957
Non-current liabilities	600,735,999	743,108,008	748,105,248
Segment liabilities, total	1,230,311,496	1,026,943,874	946,775,205
Cash flows (used in) provided by in Operating Activities	255,357,664	181,679,320	191,911,595
Cash flows (used in) provided by Investing Activities	15,619,565	(108,283,362)	(178,910,100)
Cash flows (used in) provided by Financing Activities	(283,394,600)	(111,533,388)	117,081,470
Argentina operation | Operating segments
Operating segment
Softdrinks		419,724,122	260,118,269
Other beverages		97,742,388	49,817,791
Packaging		19,488,958	8,891,560
Revenues from ordinary activities	688,704,911	536,955,468	318,827,620
Cost of sales	(367,879,756)	(296,090,157)	(172,065,726)
Distribution expenses	(98,238,512)	(78,019,531)	(49,112,014)
Administrative expenses	(133,696,312)	(110,329,089)	(69,668,104)
Financial income	9,853,565	5,011,888	1,169,193
Financial expenses	(1,628,221)	(577,941)	(729,164)
Net financial costs	8,225,344	4,433,947	440,029
Income tax expense	(38,651,371)	(25,697,558)	(7,668,059)
Oher income (expenses)	(20,652,710)	(10,652,582)	(6,046,069)
Net Income	37,811,594	20,600,498	14,707,677
Depreciation and amortization	33,442,921	32,863,821	22,895,329
Current assets	141,715,280	117,319,226	70,215,594
Non-current assets	251,248,261	216,757,538	144,802,176
Total assets	392,963,541	334,076,764	215,017,770
Segment disbursements of non-monetary assets	40,479,269	33,789,235	15,803,061
Current liabilities	138,572,190	101,832,549
Non-current liabilities	24,584,021	20,388,886	10,717,606
Non current liabilities allocated			58,904,281
Segment liabilities, total	163,156,211	122,221,435	69,621,887
Cash flows (used in) provided by in Operating Activities	59,379,474	55,490,096	24,603,123
Cash flows (used in) provided by Investing Activities	(40,479,269)	(33,789,408)	(16,010,950)
Cash flows (used in) provided by Financing Activities	(41,768)	(940,318)	(167,606)
Brazil operation | Operating segments
Operating segment
Softdrinks		313,147,740	317,712,571
Other beverages		226,109,683	262,350,736
Revenues from ordinary activities	636,859,882	539,257,423	580,063,307
Cost of sales	(403,695,516)	(361,323,450)	(373,444,835)
Distribution expenses	(48,572,718)	(33,458,924)	(34,784,528)
Administrative expenses	(100,060,355)	(71,995,712)	(79,674,089)
Financial income	10,307,344	5,327,527	7,068,396
Financial expenses	(29,854,132)	(24,744,974)	(30,104,681)
Net financial costs	(19,546,788)	(19,417,447)	(23,036,285)
Share of entity in income of associates accounted for using the equity method, total	(334,587)	293,665	980,285
Income tax expense	(21,342,331)	82,395	(20,536,914)
Oher income (expenses)	10,213,711	(7,834,863)	3,064,104
Net Income	53,521,298	45,603,087	52,631,045
Depreciation and amortization	31,888,435	23,647,789	27,339,714
Current assets	383,021,238	183,268,173	149,709,603
Non-current assets	566,116,288	720,101,674	643,447,811
Total assets	949,137,526	903,369,847	793,157,414
Carrying amount in associates accounted for using the equity method, total	38,474,615	38,969,363	37,328,047
Segment disbursements of non-monetary assets	42,173,211	30,171,387	17,075,672
Current liabilities	140,642,493	109,691,047	96,144,933
Non-current liabilities	536,281,288	534,386,761	465,225,175
Segment liabilities, total	676,923,781	644,077,808	561,370,108
Cash flows (used in) provided by in Operating Activities	58,391,224	36,121,074	36,409,227
Cash flows (used in) provided by Investing Activities	(42,173,211)	(32,875,359)	(17,075,672)
Cash flows (used in) provided by Financing Activities	(3,064,412)	(2,455,073)	(3,443,826)
Paraguay operation | Operating segments
Operating segment
Softdrinks		134,284,020	126,057,797
Other beverages		34,932,160	31,094,787
Revenues from ordinary activities	212,339,131	169,216,180	157,152,584
Cost of sales	(118,590,689)	(91,109,499)	(86,791,818)
Distribution expenses	(12,547,637)	(9,478,239)	(8,737,504)
Administrative expenses	(30,621,442)	(23,862,401)	(21,990,282)
Financial income	777,571	389,273	270,345
Net financial costs	777,571	389,273	270,345
Income tax expense	(5,853,395)	(4,805,537)	(3,643,231)
Oher income (expenses)	51,063	439,023	222,477
Net Income	45,554,602	40,788,800	36,482,571
Depreciation and amortization	13,320,058	10,074,503	10,413,848
Current assets	72,297,644	64,121,536	44,658,550
Non-current assets	269,314,097	279,148,198	226,241,150
Total assets	341,611,741	343,269,734	270,899,700
Segment disbursements of non-monetary assets	18,051,094	21,381,700	11,882,036
Current liabilities	40,454,954	34,207,817	24,337,015
Non-current liabilities	16,451,513	17,242,154	14,399,594
Segment liabilities, total	56,906,467	51,449,971	38,736,609
Cash flows (used in) provided by in Operating Activities	24,324,062	31,764,493	25,845,053
Cash flows (used in) provided by Investing Activities	(18,135,556)	(23,304,551)	(11,882,036)
Cash flows (used in) provided by Financing Activities	$ (462,602)	$ (390,735)	$ (429,077)